Document and Entity Information	Sep. 18, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001302215
Document Type	8-K/A
Document Period End Date	Sep. 18, 2024
Entity Registrant Name	Houlihan Lokey, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37537
Entity Tax Identification Number	95-2770395
Entity Address, Address Line One	10250 Constellation Blvd.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	553-8871
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001
Trading Symbol	HLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) updates information disclosed in the Current Report on Form 8-K filed by Houlihan Lokey, Inc. (the “Company”) on September 23, 2024 (the “Original Filing”) relating to the Company’s Annual Meeting of Stockholders held on September 18, 2024 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently the Company will conduct future advisory votes on the compensation of named executive officers (“Say on Pay Votes”). No other changes have been made to the Original Filing and this Amendment should be read in conjunction with the Original Filing.